SCHEDULE OF ESTIMATED FAIR VALUES OF WARRANT LIABILITIES MEASURED ON A RECURRING BASIS (Details)	Dec. 31, 2024
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Expected term	1 year 1 month 2 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Expected term	2 years 6 months
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	176
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	271
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.00
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	1.50
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	5.19